Leases - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Leases [Abstract]
Operating lease agreement lease term			2023-04		2023-04
Operating lease, weighted average discount rate, percent	5.05%		5.05%		5.05%		5.84%
Right-of-use assets	$ 294		$ 294		$ 483	$ 1,124	$ 1,700
Lease liability	312		312		510	1,200	$ 1,700
Rent Expense	$ 100	$ 100	$ 200	$ 300	$ 600	$ 800
Sublease contract term					one-year term
Sublease extended period					August 2021
Sublease termination period					April 2021